Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MUTUAL OF AMERICA INVESTMENT CORP
Central Index Key	0000795259
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013